Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [Abstract]
Accrued income	$ 2,365,013	$ 2,164,205
Deferred Revenue	4,536,370	3,150,431
Contract liability balance	$ 3,150,431	$ 2,306,502